Net fee and commission income - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 163	£ 163
Transaction price allocated to remaining performance obligations	195	172
Current contract liabilities	28	32
Revenue from performance obligations satisfied or partially satisfied in previous periods	0	2
Services provided after balance sheet date
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 75	£ 69